REVENUE RECOGNITION - Deferred Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Contract Costs
Deferred costs	$ 2,185	$ 2,646
Deferred costs, current	920	1,205
Deferred costs, noncurrent	1,265	1,441
Total deferred costs amortized	1,800	2,100
Amortization of deferred costs	563	683	$ 803
Deferred transition costs
Deferred Contract Costs
Deferred costs	1,012	1,369
Total deferred costs amortized	403	478
Prepaid software costs
Deferred Contract Costs
Deferred costs	658	679
Total deferred costs amortized	874	901
Capitalized costs to fulfill contracts
Deferred Contract Costs
Deferred costs	235	328
Capitalized costs to obtain contracts
Deferred Contract Costs
Deferred costs	$ 282	$ 269
Minimum
Deferred Contract Costs
Term of contract with customer	3 years
Maximum
Deferred Contract Costs
Term of contract with customer	6 years